Investor A C Institutional and Class R [Member] Expense Example - Investor A, C, Institutional and Class R - BlackRock Technology Opportunities Fund	May 31, 2025 USD ($)
Investor A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 635
Expense Example, with Redemption, 3 Years	878
Expense Example, with Redemption, 5 Years	1,140
Expense Example, with Redemption, 10 Years	1,888
Investor C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	600
Expense Example, with Redemption, 5 Years	1,034
Expense Example, with Redemption, 10 Years	2,051
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	292
Expense Example, with Redemption, 5 Years	511
Expense Example, with Redemption, 10 Years	1,139
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	142
Expense Example, with Redemption, 3 Years	470
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	$ 1,812